Expense Example ((Money Market Funds - Select), WF Heritage Money Market Fund, Select Class, USD $)	0 Months Ended
Jun. 01, 2011
(Money Market Funds - Select) | WF Heritage Money Market Fund | Select Class
Expense Example:
1 Year	$ 13
3 Years	48
5 Years	91
10 Years	$ 220